Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Victory Portfolios IIIVictory 500 Index Fund
(the “Fund”)Supplement dated September 23, 2026,
to the Summary Prospectus and Prospectus dated September 1, 2026 The following disclosure is hereby added to the end of the second paragraph under the section titled “Principal Investment Strategy” found on page 2 of the Summary Prospectus and page 7 of the Prospectus.The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.The following Non-Diversification Risk disclosure is hereby added immediately following Sector Risk under the section titled “Principal Risks” found on page 3 of the Summary Prospectus and page 8 of the Prospectus:Non-Diversification Risk — Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being non-diversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.